CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	[1]	Dec. 31, 2016 [1]
Revenues
Net sales	$ 27,831	$ 25,769		$ 23,216
Finance and interest income	1,875	1,932		1,879
Total Revenues	29,706	27,701		25,095
Costs and Expenses
Cost of goods sold	22,958	21,572		19,420
Selling, general and administrative expenses	2,351	2,315		2,246
Research and development expenses	1,061	957		860
Restructuring expenses	61	93		44
Interest expense	812	940		1,026
Other, net	997	1,165		1,521
Total Costs and Expenses	28,240	27,042		25,117
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	1,466	659		(22)
Income tax (expense)	(417)	(457)		(297)
Equity in income of unconsolidated subsidiaries and affiliates	50	88		58
Net income (loss)	1,099	290	[2]	(261)
Net income (loss) attributable to noncontrolling interests	31	18		3
Net income (loss) attributable to CNH Industrial N.V.	$ 1,068	$ 272		$ (264)
Earnings (loss) per share attributable to common shareholders
Basic (in usd per share)	$ 0.79	$ 0.20		$ (0.19)
Diluted (in usd per share)	0.78	0.20		(0.19)
Cash dividends declared per common share (in usd per share)	$ 0.173	$ 0.118		$ 0.148

[1]	2017 and 2016 figures have been recast following the retrospective adoption on January 1, 2018 of the updated accounting standards for revenue recognition (ASC 606) and retirement benefit accounting (ASU 2017-07).
[2]	2017 and 2016 figures have been recast following the retrospective adoption on January 1, 2018 of the updated accounting standards for revenue recognition (ASC 606) and cash flow presentation (ASU 2016-18).